Schedule of Investments (unaudited)
December 31, 2022
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 21.3%
iShares Core S&P 500 ETF	58,996	$ 22,666,853
iShares Core S&P Total U.S. Stock Market ETF	248,331	21,058,469
iShares ESG Aware MSCI U.S.A. ETF	268,558	22,760,291
iShares GSCI Commodity Dynamic Roll Strategy ETF	143,445	4,043,715
iShares MSCI EAFE Growth ETF	111,086	9,304,563
iShares MSCI EAFE Value ETF	225,048	10,325,202
iShares MSCI Emerging Markets Min Vol Factor ETF	127,997	6,790,241
		96,949,334
Fixed-Income Funds — 78.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	6,956,756	64,071,723
BlackRock U.S. Mortgage Portfolio	1,886,574	16,564,120
Security	Shares/ Investment Value	Value
Fixed-Income Funds (continued)
iShares 10-20 Year Treasury Bond ETF	290,222	$ 31,396,216
iShares Convertible Bond ETF	66,278	4,604,333
iShares Core Total USD Bond Market ETF	1,865,508	83,817,275
iShares Fallen Angels USD Bond ETF	286,015	7,038,829
iShares TIPS Bond ETF	168,853	17,972,713
iShares U.S. Treasury Bond ETF	792,495	18,005,486
Master Total Return Portfolio	$ 113,312,529	113,312,529
		356,783,224
Total Investments — 99.9% (Cost: $485,588,403)		453,732,558
Other Assets Less Liabilities — 0.1%		373,957
Net Assets — 100.0%		$ 454,106,515
(a)	Affiliate of the Fund.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$ 240,443	$ —	$ (240,443)(b)	$ —	$ —	$ —	—	$ 2,855	$ —
BlackRock Strategic Income Opportunities Portfolio, Class K	41,509,114	27,930,645	(5,355,816)	(233,560)	221,340	64,071,723	6,956,756	635,433	588,317
BlackRock U.S. Mortgage Portfolio	—	16,393,774	(283,700)	2,923	451,123	16,564,120	1,886,574	135,675	6,090
iShares 10-20 Year Treasury Bond ETF	20,471,378	13,078,119	(2,585,287)	(335,658)	767,664	31,396,216	290,222	328,213	—
iShares Convertible Bond ETF	5,019,434	103,193	(563,665)	(82,901)	128,272	4,604,333	66,278	43,342	—
iShares Core S&P 500 ETF	—	23,261,263	(1,679,220)	72,881	1,011,929	22,666,853	58,996	103,124	—
iShares Core S&P Total U.S. Stock Market ETF	42,708,605	468,689	(23,977,242)	(2,913,342)	4,771,759	21,058,469	248,331	102,046	—
iShares Core Total USD Bond Market ETF	88,696,510	1,858,318	(7,540,421)	(1,354,991)	2,157,859	83,817,275	1,865,508	835,562	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares ESG Aware MSCI U.S.A. ETF	$ 22,740,324	$ 478,943	$ (2,003,350)	$ (355,246)	$ 1,899,620	$ 22,760,291	268,558	$ 95,463	$ —
iShares Fallen Angels USD Bond ETF	12,124,470	180,694	(5,465,485)	(1,165,800)	1,364,950	7,038,829	286,015	154,946	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	4,443,354	857,014	(387,539)	17,830	(886,944)	4,043,715	143,445	994,863	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	16,201,853	14,568	(15,707,551)	(2,132,139)	1,623,269	—	—	53,644	—
iShares MSCI EAFE Growth ETF	8,463,326	344,382	(812,294)	(264,990)	1,574,139	9,304,563	111,086	20,295	—
iShares MSCI EAFE Value ETF	9,170,834	275,096	(829,462)	(110,268)	1,819,002	10,325,202	225,048	121,122	—
iShares MSCI Emerging Markets Min Vol Factor ETF	6,849,199	211,386	(585,394)	(49,539)	364,589	6,790,241	127,997	97,160	—
iShares TIPS Bond ETF	30,674,963	399,159	(13,387,670)	(2,824,814)	3,111,075	17,972,713	168,853	81,904	—
iShares U.S. Treasury Bond ETF	42,466,905	395,909	(24,242,804)	(4,181,125)	3,566,601	18,005,486	792,495	181,098	—
Master Total Return Portfolio	118,879,807	—	(3,310,162)(b)(c)	(2,676,762)	419,646	113,312,529	$113,312,529	1,224,808	—
SL Liquidity Series, LLC, Money Market Series(a)	5,145,041	—	(5,135,034)(b)	(10,007)	—	—	—	4,400(d)	—
				$ (18,597,508)	$ 24,365,893	$ 453,732,558		$ 5,215,953	$ 594,407
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 20/80 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 340,420,029	$ —	$ —	$ 340,420,029
Investments valued at NAV(a)				113,312,529
				$ 453,732,558
(a)	Certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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